SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Option outstanding, beginning balance	222,191	236,433
Weighted average exercise price. beginning balance	$ 48.00	$ 45.60
Weighted average remaining contractual term, beginning balance	6 years	6 years 9 months 18 days
Aggregate intrinsic value, beginning balance	$ 10,207,306	$ 1,817,383
Option outstanding, granted	114,550	0
Weighted average exercise price, granted	$ 77.30
Aggregate intrinsic value, granted
Option Outstanding, Exercised		(12,242)
Weighted average exercise price, exercised		$ 18.20
Aggregate intrinsic value, exercised		$ 472,453
Option Outstanding, Expired or Forfeited	10,000
Weighted Average Exercise Price Per Share, Cancelled or Forfeited
Aggregate Intrinsic Value, Expired/Forfeited
Option outstanding, ending balance	326,741	222,191
Weighted average exercise price, ending balance	$ 59.13	$ 48.00
Weighted average remaining contractual term, ending balance	6 years 6 months 25 days	6 years
Aggregate intrinsic value, ending balance		$ 10,207,306
Option Outstanding, Options Exercisable Ending Balance	284,014	216,899
Weighted Average Exercise Price Per Share, Options Exercisable Ending Balance	$ 62.03	$ 47.60
Weighted average remaining contractual term, exercisable	6 years 1 month 24 days	5 years 10 months 24 days
Aggregate Intrinsic Value, Options Exercisable Ending Balance		$ 10,055,725
Option vested or expected to vest	326,741	222,191
Weighted average exercise price, vested or expected to vest	$ 59.13	$ 48.00
Weighted average remaining contractual term in years, vested and expected to vest	6 years 6 months 25 days	6 years
Aggregate intrinsic value, vested or expected to vest		$ 10,207,306
Weighted average remaining contractual term, grants	7 years 7 months 17 days
Option outstanding, exercised		12,242
Option outstanding, Expired or Forfeited	(10,000)
Weighted average exercise price, expired / forfeited	$ 21.40
Aggregate intrinsic value, expired or forfeited
Option, exercisable	284,014	216,899
Weighted average exercise price, exercisable	$ 62.03	$ 47.60
Aggregate intrinsic value, beginning balance		$ 10,055,725